Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Leases

Note 13 — Leases

The Company leases consist of operating leases related to corporate offices and production facilities with a related party.

Supplemental Consolidated Balance Sheet information for operating leases on March 31, 2024, and December 31, 2023, is as follows:

	March 31, 2024	December 31, 2023
Assets
Right-of-use assets, net	$90	$129
Liabilities
Right-of-use liabilities, current	98	138

Components of operating lease cost for the twelve months ending March 31, 2024, and 2023:

	March 31, 2024	March 31, 2023
Components operating lease cost
Operating lease cost	$26	$26
Short-term leases	15	15

Remaining operating lease term and discounted rates as of March 31, 2024, and December 31, 2023, are as follows:

	March 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.68	0.86
Weighted-average discount rate	8%	8%

Maturities of operating lease liabilities for continuing operations under the new lease standard as of March 31, 2024, are as follows:

For the three months ending March 31,
2024	$99
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total operating lease payments	$99
Less: imputed interest	(1)
Present value of operating lease liabilities	$98

Note 14 — Leases

Operating leases

The Company leases consist of operating leases related to corporate offices and production facilities.

Supplemental Consolidated Balance Sheet information for operating leases on December 31, 2023, and 2022, is as follows:

	December 31,
	2023	2022
Assets
Right-of-use assets, net	$129	$103
Liabilities
Right-of-use liabilities, current	138	103

Components of operating lease cost for the twelve months ending December 31, 2023, and 2022:

	December 31,
	2023	2022
Components operating lease cost
Operating lease cost	$134	$102
Short-term leases	40	124

For the years ended December 31, 2023, and 2022, the Company incurred operating lease expense totaling $174 and $225, respectively, and operating lease expense was recognized on a straight-line basis over the term of the lease.

Remaining operating lease term and discounted rates as of December 31, 2023, and 2022, are as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term (years)	0.9	0.9
Weighted-average discount rate	8%	8%

Supplemental cash flow information related to leases for the twelve months ending December 31, 2023, and 2022, is as follows:

	December 31,
	2023	2022
Right of use assets obtained in exchange for lease liabilities	$376	$198
Cash paid for amounts included in the measurement of lease liabilities	163	105
Cash paid for short term operating leases
Operating lease payments	40	124

Maturities of operating lease liabilities for continuing operations under the new lease standard as of December 31, 2023, are as follows:

For the twelve months ending December 31,
2024	$142
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total operating lease payments	$142
Less: imputed interest	(4)
Present value of operating lease liabilities	$138